Capital Stock - Additional Information (Detail)		12 Months Ended
	Nov. 11, 2020 shares	Dec. 31, 2020 Vote shares
Equity [Abstract]
Preference shares included in authorized capital stock		99,760,000
Shares issued or outstanding		0
Number of votes per share | Vote		1
Number of common stock shares to be purchased under the Bid	29,600,000
Percentage of issued and outstanding common shares	10.00%
Commencement date of Bid		Nov. 15, 2020
Termination date of Bid		Nov. 14, 2021